TAXATION - Deferred tax liabilities (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax	£ 8,782	£ 827
Current portion	2,196	286
Non-current	6,586	541
Digital assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax	(286)	286
Gain on fair value of property acquired
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax	442	442
Share of other comprehensive income of associates
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax		£ 99
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax	£ 8,626